================================================================================


                           THE MOTORSPORTS ASSOCIATED
                              GROWTH & INCOME FUND








                      [GRAPHIC OF RACE CAR APPEARS HERE]









                               Semi-Annual Report
                                August 31, 1998

================================================================================

                                                                October 23, 1998

Dear Shareholder:

We are pleased to provide you with the initial Semi-Annual Report for The Motorsports Growth and Income Fund, dated August 31, 1998.

The Motorsports Associated Growth and Income Fund commenced operations on June 5, 1998 when the Securities and Exchange Commission declared the registration statement relating to the Fund's Class A shares effective.

In keeping with its investment objective, as of August 31, 1998, the Fund owned shares in 35 different companies, with approximately 88% of its assets invested in companies either directly related to or associated with motorsports or in cash.

We are excited about the potential for future growth of motorsports and the effect that this growth will have on companies associated with the sport. As the Fund's assets increase, we will be positioned to take advantage of this growth.

We look forward to the future. Thank you for your interest in The Motorsports Associated Growth and Income Fund.

Sincerely,


/s/ Jack Plymale
-----------------
Jack Plymale
President



                    Distributed by FPS Broker Services, Inc.
                 3200 Horizon Drive, King of Prussia, PA 19406
            To be preceded or accompanied by a Prospectus, dfu 10/98

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 1998
--------------------------------------------------------------------------------


                                                        MARKET
SHARES                                                  VALUE
-------                                                --------
          COMMON STOCKS - 80.42%
          BASIC MATERIALS - 2.59%
    70    Monsanto Co. ............................    $ 3,828
                                                       --------

          CAPITAL GOODS - 4.98%
   155    Kennametal, Inc. ........................      4,020
    85    W. W. Grainger, Inc. ....................      3,331
                                                       --------
                                                         7,351
                                                       --------
          COMMUNICATIONS - 5.22%
    70    Northern Telecom, Ltd. ..................      3,343
    65    Sprint Corp. ............................      4,359
                                                       --------
                                                         7,702
                                                       --------
          CONSUMER CYCLICALS - 6.86%
    75    Action Performance Cos., Inc.* ..........      1,734
    65    Ford Motor Co. ..........................      2,860
    55    General Motors Corp. ....................      3,176
    90    Snap-on, Inc. ...........................      2,362
                                                       --------
                                                        10,132
                                                       --------
          CONSUMER SERVICES - 7.87%
   170    International Speedway Corp., Class B ...      4,675
   115    Penske Motorsports, Inc.* ...............      2,343
   150    Republic Industries, Inc.* ..............      2,653
   120    Speedway Motorsports, Inc.* .............      1,950
                                                       --------
                                                        11,621
                                                       --------
          CONSUMER STAPLES - 15.27%
    60    Adolph Coors Co., Class B ...............      2,475
    65    Anheuser-Busch Cos., Inc. ...............      2,998
   180    Flowers Industries, Inc. ................      3,206
   140    PepsiCo, Inc. ...........................      3,876
   100    Philip Morris Cos., Inc. ................      4,156
    65    Quaker Oats Co. .........................      3,453
   110    RJR Nabisco Holdings Corp. ..............      2,386
                                                       --------
                                                        22,550
                                                       --------
          DIVERSIFIED MANUFACTURING - 4.26%
    35    Johnson Controls, Inc. ..................      1,498
    70    Minnesota Mining & Manufacturing Co. ....      4,795
                                                       --------
                                                         6,293
                                                       --------
          ENERGY - 4.50%
    85    Pennzoil Co. ............................      3,039
    65    Texaco, Inc. ............................      3,612
                                                       --------
                                                         6,651
                                                       --------


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  AUGUST 31, 1998
--------------------------------------------------------------------------------


                                                        MARKET
SHARES                                                  VALUE
-------                                                --------
          COMMON STOCKS - continued
          FINANCE - 3.10%
    75    MBNA Corp. ..............................   $  1,763
    70    Union Planters Corp. ....................      2,818
                                                       --------
                                                         4,581
                                                       --------
          HEALTH CARE - 14.17%
    70    Glaxo Wellcome PLC - ADR*** .............      3,889
    70    Johnson & Johnson .......................      4,830
    35    Pfizer, Inc. ............................      3,255
   100    SmithKline Beecham PLC - ADR*** .........      5,688
    50    Warner-Lambert Co. ......................      3,263
                                                       --------
                                                        20,925
                                                       --------
          RETAILING - 2.40%
   170    The Limited, Inc. .......................      3,549
                                                       --------

          TECHNOLOGY - 9.20%
   110    Pitney Bowes, Inc. ......................      5,459
    75    QUALCOMM, Inc.* .........................      3,295
    55    Xerox Corp. .............................      4,830
                                                       --------
                                                        13,584
                                                       --------

          Total Common Stocks (Cost $141,151) .....     118,767
                                                       --------

          Total Investments
           (Cost $141,151**) - 80.42% .............    118,767
          Other Assets, Less Other
           Liabilities - 19.58% ...................     28,914
                                                       --------
          NET ASSETS - 100.00% ....................   $147,681
                                                       ========

*   Non-income producing security
** Cost for Federal income tax purposes is $141,151 and net unrealized depreciation consists of:
      Gross unrealized appreciation................   $  1,023
      Gross unrealized depreciation................    (23,407)
                                                       --------
      Net unrealized depreciation..................   $(22,384)
                                                       ========
*** ADR: American Depository Receipt


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  AUGUST 31, 1998
--------------------------------------------------------------------------------


ASSETS:
   Investments at market value (Cost $141,151) (Note 1) ..  $ 118,767
   Cash ..................................................     13,239
   Receivables:
       Investment securities sold ........................      6,006
       Dividends and interest ............................        362
   Deferred unamortized organization costs (Note 1) ......     61,760
   Other assets ..........................................     22,247
                                                             ---------
             TOTAL ASSETS ................................    222,381
                                                             ---------

LIABILITIES:
   Payables:
       Accrued expenses ..................................     44,220
       Accrued distribution expense (Note 3) .............         80
       Due to Advisor (Note 3) ...........................     30,400
                                                             ---------
             TOTAL LIABILITIES ...........................     74,700
                                                             ---------

NET ASSETS:
   Applicable to 11,523 shares; unlimited number of shares
      of beneficial interest authorized with no par value.  $ 147,681
                                                             =========

   Net asset value and redemption price per share
    ($147,681 divided 11,523 shares) ....................   $   12.82
                                                             =========

   Offering price per share
    ($12.82 divided 0.9425) .............................   $   13.60
                                                             =========

NET ASSETS CONSIST OF:
   Paid-in capital .......................................  $ 171,644
   Accumulated undistributed net investment income .......         88
   Accumulated net realized loss on investments ..........     (1,687)
   Net unrealized depreciation on investments ............    (22,384)
                                                             ---------
             NET ASSETS ..................................  $  147,681
                                                             =========


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------



                                                           FOR THE PERIOD
                                                            JUNE 1, 1998*
                                                              THROUGH
                                                          AUGUST 31, 1998
                                                        --------------------
INVESTMENT INCOME:
   Dividends .....................................        $       447
   Interest ......................................                281
                                                            ----------
             TOTAL INCOME ........................                728
                                                            ----------

EXPENSES:
   Investment advisory fees (Note 3) .............                304
   Administration fees ...........................             14,135
   Transfer agent fees ...........................              9,006
   Registration fees .............................              7,737
   Accounting fees ...............................              6,092
   Auditing fees .................................              5,051
   Amortization of organization costs (Note 1) ...              3,240
   Legal fees ....................................              3,011
   Custodian fees ................................              2,301
   Insurance expense .............................              2,214
   Trustees' fees ................................              2,175
   Printing expense ..............................              1,673
   Miscellaneous expenses ........................                335
   Distribution expense (Note 3) .................                 80
                                                            ----------
             TOTAL EXPENSES ......................             57,354
             Expenses waived and reimbursed by
              Advisor (Note 3) ...................            (56,714)
                                                            ----------
             NET EXPENSES ........................                640
                                                            ----------
NET INVESTMENT INCOME ............................                 88
                                                            ----------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments ..............             (1,687)
   Net change in unrealized appreciation
   (depreciation) on investments .................            (22,384)
                                                            ----------
             NET REALIZED AND UNREALIZED LOSS
              ON INVESTMENTS .....................            (24,071)
                                                            ----------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ......................................        $   (23,983)
                                                            ==========


*Commencement of investment operations.


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                          FOR THE PERIOD
                                                           JUNE 1, 1998*
                                                              THROUGH
                                                          AUGUST 31, 1998
                                                        -------------------
OPERATIONS:
   Net investment income ..........................       $         88
   Net realized loss on investments ...............             (1,687)
   Net change in unrealized appreciation
   (depreciation) on investments ..................            (22,384)
                                                            -----------
   Net decrease in net assets resulting from
    operations ....................................            (23,983)
                                                            -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ......................             71,664
   Cost of shares redeemed ........................                  0
                                                            -----------
   Increase in net assets derived from capital
    share transactions (a) ........................             71,664
                                                            -----------

           TOTAL INCREASE IN NET ASSETS ...........             47,681
                                                            -----------

NET ASSETS:

   Beginning of period ............................            100,000
                                                            -----------

   End of period (including undistributed net
    investment income $88) ........................            147,681
                                                            ===========

   (a) Transactions in capital stock were:
       Shares sold ................................              4,856
       Shares redeemed ............................                  0
                                                            -----------
    Increase in shares outstanding ................              4,856
                                                            ===========

*Commencement of investment operations.


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.


                                                             FOR THE PERIOD
                                                             JUNE 1, 1998*
                                                                 THROUGH
                                                             AUGUST 31, 1998
                                                             ----------------
Net asset value, beginning of period ...................   $       15.00
                                                             -----------

    Income from investment operations:
       Net investment income ...........................            0.01
       Net realized and unrealized loss on investments .           (2.19)
                                                             -----------
         Total from investment operations ..............           (2.18)
                                                             -----------

Net asset value, end of period .........................   $       12.82
                                                             ===========

Total return**  ........................................          (14.53%)

Ratios/Supplemental Data
    Net assets, end of period (in 000s) ................   $         148
    Ratio of expenses to average net assets:
         Before expense reimbursement ..................          179.19% /1/
         After expense reimbursement ...................            2.00% /1/
    Ratio of net investment income to average net assets:
         Before expense reimbursement ...................        (176.92%)/1/
         After expense reimbursement ....................           0.27% /1/
    Portfolio turnover rate .............................           8.09%

  *   Commencement of investment operations.
  **  Total return calculation does not reflect sales load.
  /1/ Annualized.


                See accompanying notes to financial statements.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                       AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Sports Funds Trust (the "Trust") is a Delaware business trust organized pursuant to a trust instrument dated November 4, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and currently offers a single series of shares, The Motorsports Associated Growth & Income Fund (the "Fund"). Currently, there is one class of shares issued by the Fund. The Board of Trustees may establish, without shareholder approval, additional series or classes of shares. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which conform to generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be declared in March, June, September and December. Capital gains, if any, will normally be distributed in December. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. USE OF ESTIMATES. Management may make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, totaled $151,536 and $8,699, respectively, for the period June 1, 1998 through August 31, 1998.

THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED          AUGUST  31, 1998
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pegasus Advisory Group, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Advisor a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets. The Advisor has entered into a subadvisory agreement with Chartwell Investment Partners L.P. (the "Sub-Advisor") to assist in the selection and management of the Fund's investment securities. For its services, the Sub-Advisor is paid an annual fee by the Advisor equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized fund operating expenses, inclusive of distribution expenses, exceed 2.00% of the Fund's average daily net assets. For the period June 1, 1998 through August 31, 1998, advisory fees of $304 were paid to the Advisor and the Advisor reimbursed the Fund $56,714. Certain officers and trustees of the Fund are affiliated persons of the Advisor. All officers serve without direct compensation from the Fund.

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPS Broker Services, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period June 1, 1998 through August 31, 1998, the Fund reimbursed the Distributor $80 for distribution costs incurred.

                               INVESTMENT ADVISOR
                          Pegasus Advisory Group, Inc.
                              5-H Oak Branch Drive
                              Greensboro, NC 27407


                            INVESTMENT SUB-ADVISOR
                      Chartwell Investment Partners L.P.
                             1235 Westlakes Drive
                                   Suite 330
                               Berwyn, PA 19312


                                  DISTRIBUTOR
                           FPS Broker Services, Inc.
                      3200 Horizon Drive, P.O. Box 61503
                           King of Prussia, PA 19406
                                (800) 358-6215


                             SHAREHOLDER SERVICES
                   First Data Investor Services Group, Inc.
                      3200 Horizon Drive, P.O. Box 61503
                           King of Prussia, PA 19406
                       (800) 358-6215 or (610) 239-4600


                                   CUSTODIAN
                             The Bank of New York
                                48 Wall Street
                              New York, NY 10286


                                 LEGAL COUNSEL
                           Dechert Price and Rhoads
                              1775 Eye Street, NW
                             Washington, DC 20006


                                   AUDITORS
                          PricewaterhouseCoopers LLP
                            30 South 17/th/ Street
                            Philadelphia, PA 19103



                For investment information call the distributor
                  FPS Broker Services, Inc. at 1-800-358-6215
              or visit our WEB site @http://www.pegasussports.com



This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.